Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
Schedule of other income
	Year ended December 31,
	2021	2020	2019
Government grant	-	-	6,179
Interest income on bank deposits	33,717	54,544	62,538
Other	372,776	364,094	222,865
	406,493	418,638	291,582